Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jul. 29, 2024 USD ($) shares $ / shares	Jul. 24, 2024 USD ($) shares $ / shares	Apr. 25, 2024 USD ($) shares $ / shares	Mar. 06, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Compensation Grant and Award Practices
As discussed above, the urgent circumstances following the Company’s earnings release in January 2024 and the subsequent capital raise in March 2024 created an immediate need to assemble a talented management team to drive the Company’s turnaround. This process started with the hiring of Mr. Otting as President and Chief Executive Officer who was awarded a special one-time stock option grant covering 5,000,000 shares (adjusted for the July 11, 2024, 1-for-3 reverse stock split). To attract and retain key personnel, each of Mr. Otting’s direct reports, including Messrs. Davis, Nguyen, Gifford and Raffetto, received a special one-time stock option grant covering 1,000,000 shares (reverse split adjusted). Separately, Mr. DiNello received a one-time grant of stock options in consideration of his service as Executive Chairman, President and Chief Executive Officer on an interim basis. During fiscal 2024, the Compensation Committee awarded stock options to our NEOs in the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q or the filing or furnishing of a current report on Form 8-K that disclosed material non-public information (“MNPI”), and ending one business day after the filing or furnishing of such report (the “Designated Periods”). As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information relating to stock options awarded to NEOs in the Designated Periods occurring during fiscal year 2024.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Awards ($)	Grant Date Fair Value of the Award ($)
Percentage change in the
closing market price of
the securities underlying the
award between the trading day
ending immediately prior to
the disclosure of MNPI and the
trading day beginning
immediately following the
disclosure of MNPI

Joseph M. Otting	March 6, 2024	5,000,000	6.00	31,500,000	-1.16
Richard Raffetto	July 29, 2024	1,000,000	10.48	4,560,000	-5.53
Reginald E. Davis	July 24, 2024	1,000,000	10.94	4,560,000	2.56
Alessandro P. DiNello	March 6, 2024	1,333,333	10.38	8,560,000	-1.16
Bao Nguyen	April 25, 2024	1,000,000	9.21	4,560,000	27.17
Craig Gifford	April 25, 2024	1,000,000	9.21	4,560,000	27.17

Award Timing Method	As discussed above, the urgent circumstances following the Company’s earnings release in January 2024 and the subsequent capital raise in March 2024 created an immediate need to assemble a talented management team to drive the Company’s turnaround. This process started with the hiring of Mr. Otting as President and Chief Executive Officer who was awarded a special one-time stock option grant covering 5,000,000 shares (adjusted for the July 11, 2024, 1-for-3 reverse stock split). To attract and retain key personnel, each of Mr. Otting’s direct reports, including Messrs. Davis, Nguyen, Gifford and Raffetto, received a special one-time stock option grant covering 1,000,000 shares (reverse split adjusted). Separately, Mr. DiNello received a one-time grant of stock options in consideration of his service as Executive Chairman, President and Chief Executive Officer on an interim basis.
Awards Close in Time to MNPI Disclosures, Table	During fiscal 2024, the Compensation Committee awarded stock options to our NEOs in the period beginning four business days before our filing of a periodic report on Form 10-K or Form 10-Q or the filing or furnishing of a current report on Form 8-K that disclosed material non-public information (“MNPI”), and ending one business day after the filing or furnishing of such report (the “Designated Periods”). As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information relating to stock options awarded to NEOs in the Designated Periods occurring during fiscal year 2024.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Awards ($)	Grant Date Fair Value of the Award ($)
Percentage change in the
closing market price of
the securities underlying the
award between the trading day
ending immediately prior to
the disclosure of MNPI and the
trading day beginning
immediately following the
disclosure of MNPI

Joseph M. Otting	March 6, 2024	5,000,000	6.00	31,500,000	-1.16
Richard Raffetto	July 29, 2024	1,000,000	10.48	4,560,000	-5.53
Reginald E. Davis	July 24, 2024	1,000,000	10.94	4,560,000	2.56
Alessandro P. DiNello	March 6, 2024	1,333,333	10.38	8,560,000	-1.16
Bao Nguyen	April 25, 2024	1,000,000	9.21	4,560,000	27.17
Craig Gifford	April 25, 2024	1,000,000	9.21	4,560,000	27.17

Joseph M. Otting [Member]
Awards Close in Time to MNPI Disclosures
Name					Joseph M. Otting
Underlying Securities | shares					5,000,000
Exercise Price | $ / shares					$ 6
Fair Value as of Grant Date | $					$ 31,500,000
Underlying Security Market Price Change					(0.0116)
Richard Raffetto [Member]
Awards Close in Time to MNPI Disclosures
Name		Richard Raffetto
Underlying Securities | shares		1,000,000
Exercise Price | $ / shares		$ 10.48
Fair Value as of Grant Date | $		$ 4,560,000
Underlying Security Market Price Change		(0.0553)
Reginald E. Davis [Member]
Awards Close in Time to MNPI Disclosures
Name			Reginald E. Davis
Underlying Securities | shares			1,000,000
Exercise Price | $ / shares			$ 10.94
Fair Value as of Grant Date | $			$ 4,560,000
Underlying Security Market Price Change			0.0256
Alessandro P. DiNello [Member]
Awards Close in Time to MNPI Disclosures
Name					Alessandro P. DiNello
Underlying Securities | shares					1,333,333
Exercise Price | $ / shares					$ 10.38
Fair Value as of Grant Date | $					$ 8,560,000
Underlying Security Market Price Change					(0.0116)
Bao Nguyen [Member]
Awards Close in Time to MNPI Disclosures
Name				Bao Nguyen
Underlying Securities | shares				1,000,000
Exercise Price | $ / shares				$ 9.21
Fair Value as of Grant Date | $				$ 4,560,000
Underlying Security Market Price Change				0.2717
Craig Gifford [Member]
Awards Close in Time to MNPI Disclosures
Name				Craig Gifford
Underlying Securities | shares				1,000,000
Exercise Price | $ / shares				$ 9.21
Fair Value as of Grant Date | $				$ 4,560,000
Underlying Security Market Price Change				0.2717